Document and Entity Information	Feb. 18, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001725472
Document Type	8-K
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	CARLYLE TACTICAL PRIVATE CREDIT FUND
Entity Incorporation State Country Code	DE
Entity File Number	811-23319
Entity Tax Identification Number	82-4184770
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	303
Local Phone Number	768-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false